Document and Entity Information	Jan. 20, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 20, 2025
Entity Registrant Name	BLACKROCK 2037 MUNICIPAL TARGET TERM TRUST
Entity Incorporation State Country Code	MD
Entity File Number	811-23621
Entity Tax Identification Number	88-2326679
Entity Address Address Line 1	50 Hudson Yards
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10001
City Area Code	212
Local Phone Number	810-5300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Central Index Key	0001832871
Amendment Flag	false